Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,228,540,000.00
Total Fee Amount	169,661.38
Total Offset Amount	0.00
Net Fee	$ 169,661.38
Offering Table N/A
Offset Table N/A	N/A